Quarterly Holdings Report
for
Fidelity® Growth & Income Portfolio
April 30, 2026
GAI-NPRT3-0626
1.800339.122
Common Stocks - 93.1%
	Shares	Value ($)
BELGIUM - 1.2%
Health Care - 1.2%
Pharmaceuticals - 1.2%
UCB SA (c)	671,800	182,291,506
CANADA - 2.4%
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Imperial Oil Ltd (b)	2,336,545	312,995,715
Financials - 0.3%
Capital Markets - 0.3%
Brookfield Corp Class A (United States)	831,054	37,497,156
TOTAL CANADA		350,492,871
FRANCE - 0.2%
Consumer Staples - 0.0%
Beverages - 0.0%
Remy Cointreau SA (b)	79,991	3,753,379
Industrials - 0.2%
Aerospace & Defense - 0.2%
Airbus SE	108,600	22,388,920
TOTAL FRANCE		26,142,299
GERMANY - 0.2%
Information Technology - 0.2%
Software - 0.2%
SAP SE ADR	192,045	32,549,707
ITALY - 0.2%
Consumer Staples - 0.2%
Beverages - 0.2%
Davide Campari-Milano NV (b)	3,667,700	27,118,956
NETHERLANDS - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
ASML Holding NV depository receipt	24,800	35,686,952
BE Semiconductor Industries NV	214,600	62,261,100

TOTAL NETHERLANDS		97,948,052
PORTUGAL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	478,900	11,218,737
SPAIN - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (e)(f)	1,076,100	36,224,351
SWEDEN - 0.2%
Industrials - 0.2%
Machinery - 0.2%
Atlas Copco AB A Shares	1,194,300	22,533,596
TAIWAN - 1.2%
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	439,900	174,226,794
UNITED KINGDOM - 2.4%
Consumer Staples - 1.0%
Beverages - 0.2%
Diageo PLC ADR (b)	375,611	30,293,027
Tobacco - 0.8%
British American Tobacco PLC ADR	2,021,700	118,875,960
TOTAL CONSUMER STAPLES		149,168,987
Financials - 0.1%
Capital Markets - 0.1%
3i Group PLC	341,600	11,880,082
Health Care - 1.2%
Pharmaceuticals - 1.2%
GSK PLC ADR	3,324,275	173,892,826
Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce Holdings PLC	1,219,300	19,620,439
TOTAL UNITED KINGDOM		354,562,334
UNITED STATES - 84.0%
Communication Services - 5.9%
Diversified Telecommunication Services - 0.8%
Comcast Corp Class A	4,042,270	109,302,981
Verizon Communications Inc	247,583	11,891,411
		121,194,392
Entertainment - 0.3%
Walt Disney Co/The	448,990	46,582,712
Interactive Media & Services - 4.8%
Alphabet Inc Class A	802,100	308,648,080
Alphabet Inc Class C	708,440	270,581,574
Meta Platforms Inc Class A	213,800	130,826,358
		710,056,012
TOTAL COMMUNICATION SERVICES		877,833,116
Consumer Discretionary - 3.3%
Hotels, Restaurants & Leisure - 0.9%
Churchill Downs Inc	59,900	6,049,301
Domino's Pizza Inc	179,300	60,858,006
Marriott International Inc/MD Class A1	72,923	26,375,520
Starbucks Corp	388,460	40,916,492
		134,199,319
Household Durables - 0.8%
DR Horton Inc	161,000	24,771,460
Leggett & Platt Inc	267,300	2,905,551
Somnigroup International Inc	980,455	74,377,316
Whirlpool Corp (b)	337,894	18,942,338
		120,996,665
Specialty Retail - 1.3%
Home Depot Inc/The	279,300	91,833,840
Lowe's Cos Inc	447,071	106,756,084
		198,589,924
Textiles, Apparel & Luxury Goods - 0.3%
NIKE Inc Class B	944,900	41,915,764
TOTAL CONSUMER DISCRETIONARY		495,701,672
Consumer Staples - 5.4%
Beverages - 2.3%
Brown-Forman Corp Class B (b)	1,219,900	31,436,823
Coca-Cola Co/The	1,797,594	141,578,503
Keurig Dr Pepper Inc	5,647,700	166,042,380
PepsiCo Inc	23,900	3,787,911
		342,845,617
Consumer Staples Distribution & Retail - 0.7%
Kroger Co/The	53,700	3,655,359
Sysco Corp	276,736	20,674,947
Target Corp	571,000	74,087,250
		98,417,556
Food Products - 0.2%
Lamb Weston Holdings Inc	482,500	21,012,875
Mondelez International Inc	162,700	9,996,288
		31,009,163
Household Products - 0.3%
Colgate-Palmolive Co	69,100	5,898,376
Procter & Gamble Co/The	222,100	32,668,689
Reynolds Consumer Products Inc	97,500	2,044,575
		40,611,640
Personal Care Products - 1.3%
Estee Lauder Cos Inc/The Class A	487,700	37,411,467
Kenvue Inc	8,981,415	157,444,205
		194,855,672
Tobacco - 0.6%
Philip Morris International Inc	538,100	88,824,167
TOTAL CONSUMER STAPLES		796,563,815
Energy - 7.7%
Oil, Gas & Consumable Fuels - 7.7%
Chevron Corp	237,800	45,969,118
ConocoPhillips	510,900	64,261,002
Exxon Mobil Corp (d)	4,499,163	694,355,826
Shell PLC ADR	3,671,200	332,867,704
TOTAL ENERGY		1,137,453,650
Financials - 15.0%
Banks - 9.6%
Bank of America Corp	7,716,978	412,549,644
M&T Bank Corp	397,394	86,882,250
PNC Financial Services Group Inc/The	822,917	183,510,491
US Bancorp	302,367	17,132,114
Wells Fargo & Co (d)	8,625,741	709,294,683
		1,409,369,182
Capital Markets - 1.7%
Blue Owl Capital Inc Class A (b)	4,067,800	39,661,050
Charles Schwab Corp/The	521,800	47,817,752
Intercontinental Exchange Inc	190,600	30,131,954
KKR & Co Inc Class A	984,165	102,687,777
Moody's Corp	35,100	16,210,935
MSCI Inc	2,100	1,241,961
Raymond James Financial Inc	135,020	21,376,366
		259,127,795
Financial Services - 2.4%
Apollo Global Management Inc	387,700	49,904,744
Mastercard Inc Class A	136,067	68,430,816
UWM Holdings Corp Class A	5,275,232	18,674,321
Visa Inc Class A	685,915	226,242,204
		363,252,085
Insurance - 1.3%
Arthur J Gallagher & Co	256,500	52,941,600
Brown & Brown Inc	1,107,500	66,616,125
Chubb Ltd	94,756	30,985,212
Marsh & McLennan Cos Inc	173,336	29,070,180
Travelers Companies Inc/The	56,427	17,218,134
		196,831,251
TOTAL FINANCIALS		2,228,580,313
Health Care - 8.6%
Biotechnology - 0.1%
Gilead Sciences Inc	89,900	11,762,516
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	632,100	57,388,359
Alcon AG (United States) (b)	1,110,300	83,128,161
Baxter International Inc	5,025,600	88,350,048
Becton Dickinson & Co	151,604	22,595,060
Boston Scientific Corp (c)	1,478,742	85,190,327
		336,651,955
Health Care Providers & Services - 2.7%
Cardinal Health Inc	93,111	17,959,250
Cigna Group/The	349,254	101,486,227
Humana Inc	179,900	42,535,556
McKesson Corp	54,167	44,156,938
UnitedHealth Group Inc	543,187	201,239,920
		407,377,891
Life Sciences Tools & Services - 1.1%
Bruker Corp	756,194	27,759,882
Danaher Corp	388,403	69,504,717
Thermo Fisher Scientific Inc	115,000	55,080,400
Waters Corp (c)	20,518	6,344,781
		158,689,780
Pharmaceuticals - 2.4%
Eli Lilly & Co	72,548	67,803,361
Haleon PLC ADR (b)	11,846,420	109,460,921
Johnson & Johnson	334,541	76,894,249
Merck & Co Inc	581,200	63,455,416
Royalty Pharma PLC Class A	608,500	30,479,765
Viatris Inc	805,400	12,032,676
Zoetis Inc Class A	15,400	1,770,537
		361,896,925
TOTAL HEALTH CARE		1,276,379,067
Industrials - 16.0%
Aerospace & Defense - 7.1%
Boeing Co (c)	1,611,030	368,974,201
GE Aerospace	1,785,547	517,683,642
General Dynamics Corp	165,561	57,002,652
Howmet Aerospace Inc	77,450	18,823,448
Huntington Ingalls Industries Inc (d)	155,984	56,823,411
RTX Corp	37,200	6,549,804
Textron Inc	338,400	32,472,864
		1,058,330,022
Air Freight & Logistics - 1.4%
United Parcel Service Inc Class B	1,923,378	209,263,526
Building Products - 0.5%
A O Smith Corp	903,900	55,897,176
AAON Inc (b)	125,092	11,672,335
		67,569,511
Commercial Services & Supplies - 0.1%
Veralto Corp	105,334	9,290,458
Electrical Equipment - 3.7%
AMETEK Inc	40,000	9,420,000
Emerson Electric Co	234,960	32,997,782
GE Vernova Inc (d)	461,544	500,064,463
		542,482,245
Machinery - 2.2%
Allison Transmission Holdings Inc	284,800	38,262,880
Cummins Inc	52,876	35,480,325
Deere & Co	29,400	17,342,178
Donaldson Co Inc	797,212	70,290,183
Nordson Corp	144,227	41,602,278
Otis Worldwide Corp	822,438	64,051,471
Stanley Black & Decker Inc	100,228	7,833,820
Westinghouse Air Brake Technologies Corp	216,400	58,404,196
		333,267,331
Professional Services - 0.3%
Equifax Inc	153,900	26,769,366
TransUnion	277,400	19,695,400
		46,464,766
Trading Companies & Distributors - 0.7%
Watsco Inc (b)	170,614	74,701,634
Wesco International Inc	99,400	34,702,528
		109,404,162
TOTAL INDUSTRIALS		2,376,072,021
Information Technology - 18.5%
Electronic Equipment, Instruments & Components - 0.0%
CDW Corp/DE	37,464	5,129,196
IT Services - 0.1%
Amdocs Ltd	303,400	19,620,878
Semiconductors & Semiconductor Equipment - 8.6%
Analog Devices Inc	58,808	23,656,106
Applied Materials Inc	129,795	51,202,830
Broadcom Inc	849,300	354,523,299
Lam Research Corp	341,000	87,930,260
Micron Technology Inc	201,000	103,949,160
NVIDIA Corp	3,170,700	632,776,599
Teradyne Inc	59,200	20,333,424
		1,274,371,678
Software - 5.6%
Intuit Inc	65,900	25,602,150
Microsoft Corp	1,956,165	797,684,964
		823,287,114
Technology Hardware, Storage & Peripherals - 4.2%
Apple Inc	1,757,694	476,950,267
GPGI Inc Class A (b)	3,693,765	56,994,794
Seagate Technology Holdings PLC	124,186	83,656,657
		617,601,718
TOTAL INFORMATION TECHNOLOGY		2,740,010,584
Materials - 0.6%
Chemicals - 0.6%
Air Products and Chemicals Inc	57,700	17,312,885
Dow Inc	220,100	8,911,849
LyondellBasell Industries NV Class A1	528,500	39,426,100
PPG Industries Inc	60,322	6,544,937
Scotts Miracle-Gro Co/The	108,900	6,828,030
Sherwin-Williams Co/The	61,400	19,746,854
TOTAL MATERIALS		98,770,655
Real Estate - 0.8%
Health Care REITs - 0.1%
Ventas Inc	109,800	9,647,028
Industrial REITs - 0.0%
Terreno Realty Corp	100,300	6,539,560
Residential REITs - 0.2%
Camden Property Trust	121,400	12,749,428
Sun Communities Inc	181,700	23,228,528
		35,977,956
Specialized REITs - 0.5%
American Tower Corp (d)	327,578	59,851,776
Public Storage	2,600	786,370
		60,638,146
TOTAL REAL ESTATE		112,802,690
Utilities - 2.2%
Electric Utilities - 2.0%
Constellation Energy Corp	16,513	5,168,569
Duke Energy Corp	213,721	27,687,556
Edison International	300,500	20,881,745
Entergy Corp	303,826	35,824,124
Eversource Energy	346,000	24,462,200
Exelon Corp	174,240	8,013,298
FirstEnergy Corp	140,000	6,652,800
NextEra Energy Inc	60,000	5,872,800
PG&E Corp	301,400	5,009,267
Southern Co/The	1,635,566	158,159,232
		297,731,591
Multi-Utilities - 0.2%
Sempra	265,092	25,215,551
TOTAL UTILITIES		322,947,142
TOTAL UNITED STATES		12,463,114,725
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (c)	724,000	17,727,567
TOTAL COMMON STOCKS (Cost $7,496,754,374)		13,796,151,495

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Compass Inc 0.25% 4/15/2031 (f) (Cost $19,300,510)	20,352,000	17,869,056

Convertible Preferred Stocks - 2.2%
	Shares	Value ($)
UNITED STATES - 2.2%
Consumer Discretionary - 0.1%
Household Durables - 0.1%
Whirlpool Corp Series A, 8.5%	315,200	13,326,656
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Bruker Corp 6.375% Series A	153,600	44,768,256
Industrials - 1.8%
Aerospace & Defense - 1.8%
Boeing Co Series A, 6%	3,668,000	267,874,040
TOTAL UNITED STATES		325,968,952
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $262,211,805)		325,968,952

Money Market Funds - 6.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	692,253,039	692,391,489
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	273,791,148	273,818,527
TOTAL MONEY MARKET FUNDS (Cost $966,210,016)			966,210,016

Purchased Options - 0.0%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
Exxon Mobil Corp	Chicago Board Options Exchange	2,700	41,669,100	125	6/2026	117,450
GE Vernova Inc	Chicago Board Options Exchange	168	18,202,128	730	6/2026	51,240
Wells Fargo & Co	Chicago Board Options Exchange	8,731	71,795,013	80	6/2026	2,012,496

						2,181,186
TOTAL PURCHASED OPTIONS (Cost $3,818,959)						2,181,186

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $8,748,295,664)	15,108,380,705
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(278,495,126)
NET ASSETS - 100.0%	14,829,885,579

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
American Tower Corp	Chicago Board Options Exchange	253	4,622,563	200.00	5/2026	(7,590)
Exxon Mobil Corp	Chicago Board Options Exchange	5,380	83,029,540	180.00	6/2026	(476,130)
GE Vernova Inc	Chicago Board Options Exchange	168	18,202,128	900.00	5/2026	(3,173,520)
GE Vernova Inc	Chicago Board Options Exchange	168	18,202,128	950.00	6/2026	(2,771,160)
GE Vernova Inc	Chicago Board Options Exchange	253	27,411,538	1,000.00	6/2026	(3,266,230)
Huntington Ingalls Industries Inc	Chicago Board Options Exchange	756	27,540,324	450.00	6/2026	(185,220)
Wells Fargo & Co	Chicago Board Options Exchange	8,731	71,795,013	92.50	6/2026	(309,951)

						(10,189,801)
TOTAL WRITTEN OPTIONS						(10,189,801)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $250,803,234.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $36,224,351 or 0.2% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,093,407 or 0.4% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $14,982,063.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	365,507,807	1,794,593,581	1,467,684,126	14,517,857	(25,773)	-	692,391,489	692,253,039	1.1%
Fidelity Securities Lending Cash Central Fund	226,453,130	1,223,561,643	1,176,205,873	509,979	9,627	-	273,818,527	273,791,148	0.8%
Total	591,960,937	3,018,155,224	2,643,889,999	15,027,836	(16,146)	-	966,210,016

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.